PLAN DESCRIPTION - Contribution Percentages By Years Of Service (Details) - EBP 001	12 Months Ended
Jun. 30, 2025
1-3
EBP, Description of Plan [Line Items]
Contributions (in percent)	8.00%
4-6
EBP, Description of Plan [Line Items]
Contributions (in percent)	9.00%
7-8
EBP, Description of Plan [Line Items]
Contributions (in percent)	10.00%
9-10
EBP, Description of Plan [Line Items]
Contributions (in percent)	11.00%
11-12
EBP, Description of Plan [Line Items]
Contributions (in percent)	12.00%
13-14
EBP, Description of Plan [Line Items]
Contributions (in percent)	13.00%
15 or more
EBP, Description of Plan [Line Items]
Contributions (in percent)	14.00%